FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS

Fair value is the price that would be received by the Plan to sell an asset or paid by the Plan to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs when measuring fair value. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (level 1 inputs) and gives the lowest priority to unobservable inputs (level 3 inputs). The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Plan’s own estimates about the assumptions that market participants would use in pricing an asset or liability.

In some cases a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The following are descriptions of the valuation methods and assumptions used by the Plan to estimate the fair values of its investments.

Company common stock: Valued at the closing price reported on the active market on which the securities are traded (level 1 input).

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded (level 1 inputs).

Stable value collective investment fund: The fair value of participation units in the OneAmerica Stable Value Fund are based upon the daily net asset values of such fund. The net asset value is used as a practical expedient to estimate fair value. The fund maintains cash, internal cash flow and a maturity ladder of investments to offset cash withdrawals. The fund provides for daily redemptions by the Plan at reported net asset value per share, with no notification requirements. The fund managers may limit withdrawals in order to maintain sufficient liquidity.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Investments are measured at fair value on a recurring basis, as summarized below:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total Assets
Investments in the fair value hierarchy:
Mutual funds	$167,639,195	$—	$—	$167,639,195
Seacoast Banking Corporation of Florida common stock	3,247,846	—	—	3,247,846
Investments measured at net asset value:
OneAmerica Stable Value Fund[1]	—	—	—	5,619,377
Total investments	$170,887,041	$—	$—	$176,506,418

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total Assets
Investments in the fair value hierarchy:
Mutual funds	$123,427,186	$—	$—	$123,427,186
Seacoast Banking Corporation of Florida common stock	2,681,153	—	—	2,681,153
Investments measured at net asset value:
OneAmerica Stable Value Fund[1]	—	—	—	6,927,312
Total investments	$126,108,339	$—	$—	$133,035,651

1 In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

There were no transfers between levels during 2025 or 2024.